Non-controlling interest	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Controlling Interest [Abstract]
Non-controlling interest
14	Non-controlling interest

Set out below is the summarized financial information of our subsidiary Corona which has a material non-controlling interest (note 2(b)). The information below is before intercompany eliminations and after fair value adjustments on acquisition of the entity.

	December 31,	December 31,
	2020	2019
	$	$
Current
Assets	118,045	90,438
Liabilities	(26,890)	(27,863)
Total current net assets	91,155	62,575

Non-current
Assets	170,277	171,884
Liabilities	(45,145)	(39,915)
Total non-current net assets	125,132	131,969
Net assets	216,287	194,544

	For the year ended December 31,
	2020	2019
	$	$
Revenue	146,941	155,983
Income before income tax	39,809	41,796
Income tax expense	(17,934)	(14,338)
Total income	21,875	27,458
Total income attributable to non-controlling interests	3,972	4,986

Summarized cash flows

	For the year ended December 31,
	2020	2019
	$	$
Cash flows from operating activities
Cash generated from operating activities	64,797	63,887
Net changes in non cash working capital items	(2,992)	(2,895)
Decomissioning liabilities settled	(405)	(915)
Income taxes paid	(12,824)	(21,885)
Net cash generated from operating activities	48,576	38,192
Net cash used in investing activities	(19,205)	(25,882)
Net cash from (used in) financing activities	705	4,775
Effect of foreign exchange rate changes on cash and cash equivalents	(53)	21
Increase in cash and cash equivalents	30,023	17,106
Cash and cash equivalents, beginning of period	35,004	17,898
Cash and cash equivalents, end of period	65,027	35,004